Retirement benefits - Summary of Present Value of Obligation and Fair Value of Plan Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Gratuity Plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	₨ 4,009	$ 55	₨ 4,418	₨ 3,868
Present value of defined benefit obligations	(5,748)	(79)	(6,310)	(5,890)
Net liability arising from defined benefit obligations	(1,739)	(24)	(1,892)	(2,022)
BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	24,213	331	23,437	21,949
Present value of defined benefit obligations	(23,751)	(325)	(22,990)	(21,159)
Net liability arising from defined benefit obligations